Credit Suisse Asset Management Income Fund, Inc.
153 East 53rd Street
New York, NY 10022

                 ---------------------------------------------

OFFICERS AND DIRECTORS

William W. Priest, Jr.      Suzanne E. Moran
CHAIRMAN OF THE BOARD       INVESTMENT OFFICER
Prof. Enrique R. Arzac      Hal Liebes
DIRECTOR                    SENIOR VICE PRESIDENT
Lawrence J. Fox             Michael A. Pignataro
DIRECTOR                    CHIEF FINANCIAL OFFICER,
                            VICE PRESIDENT AND
James S. Pasman, Jr.        SECRETARY
DIRECTOR                    Robert M. Rizza
Richard J. Lindquist        VICE PRESIDENT AND
PRESIDENT AND CHIEF         TREASURER
INVESTMENT OFFICER

            --------------------------------------------------------

INVESTMENT ADVISER
Credit Suisse Asset Management, LLC.
153 East 53rd Street
New York, New York 10022
Phone 1-800-293-1232

            --------------------------------------------------------

ADMINISTRATOR
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

            --------------------------------------------------------

CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

            --------------------------------------------------------

SHAREHOLDER SERVICING AGENT
BankBoston N.A.
P.O. Box 1865
Mailstop 45-02-62
Boston, Massachusetts 02105-1865
Phone 1-800-730-6001

            --------------------------------------------------------

LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019

            --------------------------------------------------------

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

            --------------------------------------------------------

            --------------------------------------------------------

                Credit Suisse Asset Management Income Fund, Inc.

                 ---------------------------------------------

                              THIRD QUARTER REPORT
                               September 30, 1999

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
THIRD QUARTER REPORT - 9/30/99

----------
Dear Shareholders:                                              October 25, 1999

We are writing to report on the activities of Credit Suisse Asset Management Income Fund, Inc. ("the Fund") for the quarter ended September 30, 1999 and to discuss our investment strategy.

    At September 30, 1999, the Fund's net asset value ("NAV") was $7.28, compared to an NAV of $7.54 at June 30, 1999. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.18 per share) for the period was -1.0%. For the first nine months of 1999, the Fund returned 0.7%.

    At September 30, 1999, $205.0 million was invested in high yield debt securities; $23.2 million in investment-grade debt securities; $19.5 million in equity securities; and the balance of $0.4 million in cash equivalents. The investment-grade component consisted of short- and intermediate-term mortgages, asset-backed securities and corporate bonds of intermediate maturity. Of the debt securities, the largest concentration (54.3%) was invested in B-rated issues.

THE MARKET: MORE FED-WATCHING

    As measured by the Salomon Smith Barney High-Yield Market Index (SSBHYMI), the broad high yield market fell 1.7% during the third quarter. High yield's decline reflected mostly big-picture influences, rather than factors specific to high yield itself.

    Much as they did in the second quarter, market participants expended considerable time and effort in trying to determine whether the Federal Reserve would raise short-term U.S. interest rates again, after doing so by a quarter of a percentage point on June 30.

    Trading activity throughout the quarter was volatile, as investors bought and sold according to whatever hints they could glean about Fed monetary policy from things like announcements of macroeconomic data and public comments by Fed Chairman Alan Greenspan. By the time the Fed raised rates by another quarter-point at its policy meeting on August 24, the market was expecting such a move and investors responded with a burst of buying.

    Obsessive Fed-watching subsided a bit in September, as investors paid greater attention to conditions on a number of fronts. The yen continued its remarkable upward reversal versus the U.S. dollar, for instance, raising concerns about its potentially destabilizing impact on the Japanese economy. The dollar, for its part, also suffered from the news that the U.S. trade deficit hit yet another record high in August. And strength in key commodities like oil and gold rekindled fears about a resurgence in global inflation.

    Trading liquidity tended to be low, as it was in most fixed income sectors. This was a result of a number of factors, including dealers' determination to minimize their own exposure to market risk by generally maintaining lower inventories of most securities; Y2K-related concerns; and an increase in the difference in yield between Treasury securities and high-quality corporate bonds, which is a closely watched indicator of risk.

    On a more sector-specific level, high yield additionally suffered from net quarterly redemptions by investors in high yield mutual funds, which forced fund managers to sell securities in order to raise cash. Data compiled by Chase Securities indicate that a total of approximately $650 million in cash flowed out of such funds, mostly in August and September.

PERFORMANCE: FAVORABLE SECTOR ALLOCATIONS

    We attribute the Fund's outperformance of the broad high yield market during the quarter to the positive impact of several of our sector allocation decisions:

    - We continued to hold modest positions in certain investment-grade sectors such as mortgage-backed securities and asset-backed securities, most of which generated much better returns than high yield.

    - We maintained exposure to the cable/media, gaming and telecommunications sectors at levels higher than those of broad high yield indices like SSBHYMI. This helped the Fund's overall performance in that each of these sectors outperformed high yield more generally.

    - We minimized exposure to health care facilities and supplies companies, which significantly underperformed the market.

    The factor that most negatively affected performance was our relatively low exposure to the energy sector, which was among the strongest in high yield in the quarter.

OUTLOOK: CAUTIOUS IN NEAR TERM, OPTIMISTIC FURTHER AHEAD

    Our near-term outlook for the high yield market is one of caution. This is primarily due to our expectation that investor nervousness about Y2K and its potential dangers for corporate and government technology systems will keep an unusually high proportion of market participants on the sidelines during the fourth quarter. This environment should apply not simply to high yield, incidentally, but to equity and debt markets worldwide. Trading liquidity should decline and market uncertainty should rise accordingly.

    There is also the matter of lingering concern that the Federal Reserve might choose to raise short-term interest rates again at its remaining monetary policy meetings on November 16 and December 21. Although we don't necessarily expect such a move, we can't rule it out, either, since the Fed adopted a tightening bias on October 5 and the futures market is forecasting rates to rise another 50 basis points or so by year-end.

    We are less guardedly optimistic when the time horizon stretches into next year, as a number of factors support a more bullish scenario for the first quarter:

    - The Y2K phenomenon will have come and gone, and in its wake should leave valuations at more attractive levels.

    - The economy should stay strong, which is traditionally favorable for high yield issuers.

    - Liquidity should return to the market from a combination of dealers with more risk capital available for trading and inventory once 1999 is over; individuals and institutions returning from the sidelines with fresh cash and a renewed appetite for buying; and issuers eager to tap the market once the worst of Y2K-based anxiety has passed.

    - Investor tolerance for risk tends to increase at the beginning of a calendar year.

    The essential strategy with which we have managed the Fund for some time remains intact. We are keeping the portfolio most heavily weighted in telecommunications, cable/media and gaming, whose positive industry and company fundamentals are unchanged. We are also selectively adding to positions in economically sensitive industries such as paper and energy, whose underlying fundamentals are beginning to show genuine signs of improvement, and will continue to do so if this trend continues.

    If, as we expect, the high yield market enjoys greater investor interest in the first quarter of next year, we are confident that we have positioned the Fund to benefit accordingly.

    As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management at (800) 293-1232. All other inquiries regarding account information or requests for a prospectus or other reports should be directed to the Fund's Shareholder Servicing Agent at (800) 428-8890.

Sincerely yours,

/s/ Richard J. Lindquist
Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER*

/s/ William W. Priest, Jr.
William W. Priest, Jr.
CHAIRMAN OF THE BOARD**

FROM CREDIT SUISSE ASSET MANAGEMENT:

    I. Effective January 12, 1999, the Fund's investment adviser, BEA Associates, changed its name to Credit Suisse Asset Management ("CSAM"). In making the announcement, the firm said that it expected the new name to enhance its recognition as a global asset manager. Credit Suisse Asset Management is the investment division of Credit Suisse Group, one of the world's largest financial organizations, with $600 billion in assets under management.

    II. Effective May 11, 1999, the BEA Income Fund, Inc. announced that, following approval by shareholders at their Annual Shareholders' Meeting held on May 10, 1999, the Fund had changed its name to Credit Suisse Asset Management Income Fund, Inc. The Fund's ticker symbol on the New York Stock Exchange changed to "CIK" from "FBF" accordingly.

    III. Effective September 7, 1999, shareholders whose shares are registered in their own name automatically participate in a dividend reinvestment program known as the InvestLinkSM Program (the "Program"). The Program can be of value to shareholders in maintaining their proportional ownership interest in the Fund in an easy and convenient way. A shareholder whose shares are held in the name of a broker/dealer or nominee should contact the Fund's Transfer Agent for details about participating in the Program. The Program also provides for additional share purchases. The Program is described on pages 18 through 19 of the report.

    IV. Many services provided to the Fund and its shareholders by CSAM and the Fund's service providers rely on the functioning of their respective computer systems. Many computer systems cannot distinguish the year 2000 from the year 1900, with resulting potential difficulty in performing various calculations (the "Year 2000 Issue"). The Year 2000 Issue could potentially have an adverse impact on the handling of security trades, the payment of interest and dividends, pricing, account services and other Fund operations.

    CSAM recognizes the importance of the Year 2000 Issue and is taking appropriate steps necessary in preparation for the year 2000. At this time, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund, nor can there be any assurance that the Year 2000 Issue will have an adverse effect on the Fund's investments or on global markets or economies, generally.

    CSAM anticipates that its systems will be adapted in time for the year 2000. CSAM is seeking assurances that comparable steps are being taken by the Fund's other major service providers. CSAM will be monitoring the Year 2000 Issue in an effort to ensure appropriate preparation

    * Richard J. Lindquist, who is a Managing Director of Credit Suisse Asset Management ("CSAM"), formerly known as BEA Associates, is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist also is President and Chief Investment Officer of Credit Suisse Asset Management Strategic Global Income Fund, Inc.

    ** William W. Priest, Jr., who is a Managing Director and Chief Executive Officer-Americas of Credit Suisse Asset Management ("CSAM"), formerly known as BEA Associates, joined CSAM in 1972. Mr. Priest is Director and President of The Indonesia Fund, Inc. and Director and Chairman of the Board of Credit Suisse Asset Management Strategic Global Income Fund, Inc.; The Brazilian Equity Fund, Inc.; The Chile Fund, Inc.; The Emerging Markets Infrastructure Fund, Inc.; The Emerging Markets Telecommunications Fund, Inc.; The First Israel Fund, Inc.; The Latin America Equity Fund, Inc.; The Latin America Investment Fund, Inc.; and The Portugal Fund, Inc.

PORTFOLIO OF INVESTMENTS (UNAUDITED)

---------

SEPTEMBER 30, 1999

                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
-----------------
DOMESTIC SECURITIES (96.8%)
-----------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (84.3%)
-----------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.4%)
      (1)  Decrane Aircraft Holdings
            Series B, Gtd.
            12.00%, 9/30/08                 Caa1     $     800   $    800,000
           Wyman-Gordon Co.
            Sr. Notes
            8.00%, 12/15/07                  Ba2           150        161,438
                                                                 ------------
           GROUP TOTAL                                                961,438
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
AUTOMOTIVE (2.4%)
           Aetna Industries, Inc.
            Sr. Notes
            11.875%, 10/1/06                  B3           600        682,500
           Autotote Corp.
            Series B
            10.875%, 8/1/04                   B2           750        782,813
      (2)  Breed Technologies, Inc.
            Gtd. Sr. Sub. Notes
            9.25%, 4/15/08                  Caa3           400         14,000
           Cambridge
            Industries, Inc.
            Series B,
            Gtd. Sr. Sub. Notes
            10.25%, 7/15/07                   B3           500        323,750
           Collins & Aikman Products,
            Corp.
            Sr. Sub. Notes
            11.50%, 4/15/06                   B3         1,000        945,000
           DaimlerChrysler NA
            Holdings Corp.
            Gtd.,
            7.2%, 9/1/09                      A1           260        261,258
           Hayes Lemmerz
            International, Inc.
            Gtd. Sr. Notes
            8.25%, 12/15/08                   B2           750        658,125
           Hayes Wheels, Inc.
            Series B, Gtd. Sr. Notes
            9.125%, 7/15/07                   B2           500        466,250
      (1)  Lear Corp.
            Sr. Notes,
            7.96%, 5/15/05                   Ba1            65         63,944
           Oxford Automotive, Inc.
            Gtd. Sr. Sub. Notes
            10.125%, 6/15/07                Caa1         1,375      1,309,687
           Safety Components
            International, Inc.
            Series B,
            Gtd. Sr. Sub. Notes
            10.125%, 7/15/07                  B3           500        403,750
           Stanadyne Automotive
            Series B,
            Gtd. Sr. Sub. Notes
            10.25%, 12/15/07                Caa1           400        347,000
                                                                 ------------
           GROUP TOTAL                                              6,258,077
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
BROADCASTING (5.1%)
   (2)(3)  Australis Holdings Pty.,
            Ltd.
            Yankee Sr. Secured
            Discount Notes
            0.00%, 11/1/02                   N/R     $   3,950   $     39,500
   (2)(3)  Australis Media Ltd.
            Yankee Units
            15.75%, 5/15/03                    C         2,412         12,060
      (3)  Capstar Broadcasting
            Partners, Inc.
            Sr. Discount Notes
            0.00%, 2/1/09                    N/R         2,000      1,680,000
      (1)  Chancellor Media Corp.
            Sr. Sub. Notes
            9.00%, 10/1/08                    B1           500        507,500
           Cumulus Media Inc.
            Sr. Sub. Notes
            10.375%, 7/1/08                   B3           800        824,000
           Digital Television
            Services,
            L.L.C./DTS Capital, Inc.
            Gtd. Sr. Sub. Notes
            12.50%, 8/1/07                    B3           750        811,875
           EchoStar Communications
            Corp.
            Sr. Notes
            9.375%, 2/1/09                    B2           750        739,687
           Granite Broadcasting
            Corp.:
            Series A, Sr. Sub. Notes
            9.375%, 12/1/05                   B3           300        300,000
            Sr. Sub. Notes
            8.875%, 5/15/08                   B3           900        868,500
           Pegasus Media &
            Communications, Inc.
            Series B, Notes
            12.50%, 7/1/05                    B2           250        273,125
           SFX Broadcasting, Inc.
            Series B,
            Sr. Sub. Notes
            10.75%, 5/15/06                   B3           427        473,970
           Sinclair Broadcast
            Group, Inc.:
            Gtd. Sr. Sub. Notes
            8.75%, 12/15/07                   B2           350        327,250
            Sr. Sub. Notes
            10.00%, 9/30/05                   B2           900        895,500
           Spanish Broadcasting
            System, Inc.
            Sr. Notes
            12.50%, 6/15/02                   B3           500        568,750
           Time Warner Telecom,
            L.L.C.
            Sr. Notes
            9.75%, 7/15/08                    B2           500        503,750
           Turner Broadcasting
            Systems, Inc.
            Sr. Notes
            7.40%, 2/1/04                    Ba1           220        222,684
      (3)  United International
            Holdings, Inc.
            Series B, Sr. Discount
            Notes
            0.00%, 2/15/08                    B3         1,450        877,250

                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
           Univision Network Holding
            L.P.
            Sub. Notes
            7.00%, 12/17/02                  N/R     $   1,500   $  1,807,500
           Young Broadcasting, Inc.:
            Series B,
            Gtd. Sr. Sub. Notes
            8.75%, 6/15/07                    B2           300        296,250
            Sr. Sub. Notes
            9.00%, 1/15/06                    B2           865        843,375
                                                                 ------------
           GROUP TOTAL                                             12,872,526
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
BUSINESS SERVICES (0.3%)
           Comdisco Inc.:
            Medium Term Note
            7.23%, 8/16/01                  Baa1           130        130,162
            Sr. Notes
            7.25%, 9/1/02                   Baa1           230        229,138
           General Binding Corp.
            Gtd. Sr. Sub. Notes
            9.375%, 6/1/08                    B2           250        216,875
           Iron Mountain, Inc.
            Sr. Sub. Notes
            8.75%, 9/30/09                    B3           200        189,000
                                                                 ------------
           GROUP TOTAL                                                765,175
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
CABLE (9.1%)
      (3)  Avalon Cable
            Holdings, Inc.
            Units
            0.00%, 12/1/08                  Caa1           300        196,875
           CSC Holdings, Inc.:
            Sr. Sub. Notes
            9.875%, 5/15/06                   B1           400        413,000
            Series B,
            Sr. Sub. Debentures
            8.125% 8/15/09                   Ba2           350        353,098
            Sr. Sub. Debentures
            9.875%, 2/15/13                   B1           850        894,625
           Century Communications
            Corp.:
            Sr. Notes
            9.75%, 2/15/02                   Ba3           500        500,625
            8.75%, 10/1/07                   Ba3           400        383,000
           Comcast Corp.:
            Sr. Sub. Notes
            9.375%, 5/15/05                  Ba3           180        189,450
            9.125%, 10/15/06                 Ba3           750        794,970
      (3)  DIVA Systems Corp.
            Series B, Sr. Discount
            Notes
            0.00%, 3/1/08                    N/A         2,775        829,031
      (3)  Diamond Cable
            Communications plc
            Yankee Discount Notes
            0.00%, 12/15/05                 Caa1         1,500      1,346,250
           Falcon Holdings Group,
            L.P./Falcon Funding
            Corp.:
            Sr. Debentures
            8.375%, 4/15/10                   B2           500        493,750
      (3)   Sr. Discount Debentures
            0.00%, 4/15/10                    B2         1,500      1,063,125
                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
           Helicon Group, L.P.
            Series B, Sr. Secured
            Notes
            11.00%, 11/1/03                   B1     $     800   $    832,000
           InterMedia Capital
            Partners IV
            L.P./InterMedia Partners
            Capital Corp.
            Sr. Notes
            11.25%, 8/1/06                    B2           455        500,500
      (3)  International
            CableTelevison:
            Series A, Sr. Notes
            0.00%, 4/15/05                    B3         1,000        967,500
            Series B, Sr. Notes
            0.00%, 2/1/06                     B3         1,050        913,500
           James Cable Partners L.P.
            Series B, Sr. Notes
            10.75%, 8/15/04                  N/R         1,550      1,553,875
           Jones Intercable, Inc.
            Sr. Notes
            7.625%, 4/15/08                  Ba2         1,150      1,147,125
           Lenfest
            Communications, Inc.:
            Sr. Notes
            8.375%, 11/1/05                  Ba3           500        515,015
            10.50%, 6/15/06                   B2           900      1,017,000
            8.25%, 2/15/08                    B2           200        203,500
           NTL Communications Corp.:
            Series B, Sr. Notes
            10.00%, 2/15/07                   B3           500        511,250
      (3)   0.00%, 10/1/08                    B3         1,500      1,005,000
            Sr. Notes
            11.50%, 10/1/08                   B3           600        642,000
           Northland Cable Television
            Sr. Sub. Notes
            10.25%, 11/15/07                 N/R           500        500,000
           Olympus Communications,
            L.P./Olympus Capital
            Corp.
            Series B, Sr. Notes
            10.625%, 11/15/06                 B1         1,000      1,082,500
           OpTel, Inc.:
            Series B, Sr. Notes
            13.00%, 2/15/05                   B3           500        352,500
            11.50%, 7/1/08                    B3           850        527,000
      (3)  Renaissance Media Group
            Sr. Discount Notes
            0.00%, 4/15/08                    B3         1,000        691,250
           Rogers Cablesystems, Ltd.
            10.00%, 12/1/07                  Ba3           450        479,250
           Tele-Communications, Inc.
            Series C, Medium Term
            Notes
            6.34%, 2/1/02                    Ba1           220        219,008
      (3)  Telewest Communications
            plc
            Yankee Sr. Sub. Discount
            Debentures
            0.00%, 10/1/07                    B1         2,100      1,869,000
                                                                 ------------
           GROUP TOTAL                                             22,986,572
                                                                 ------------
-----------------------------------------------------------------------------
-----------------

                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
CHEMICALS (1.7%)
           Applied Extrusion
            Technogies
            Series B, Sr. Notes
            11.50%, 4/1/02                    B2     $   1,500   $  1,541,250
           Huntsman Corp.
            Sr. Sub. Notes
            9.50%, 7/1/07                     B2           400        369,000
           Huntsman Polymers Corp.
            Sr. Notes
            11.75%, 12/1/04                   B1           900        976,500
           Lyondell Chemical Co.
            Series B,
            Gtd. Sr. Secured Notes
            9.875%, 5/1/07                   Ba3           500        495,000
           NL Industries, Inc.
            Sr. Secured Notes
            11.75%, 10/15/03                  B1           250        258,125
      (3)  Sterling Chemical
            Holdings, Inc.
            Sr. Secured Discount
            Notes
            0.00%, 8/15/08                  Caa1         1,000        200,000
           Sterling Chemicals, Inc.
            Sr. Sub. Notes
            11.75%, 8/15/06                   B3           334        204,575
           Texas Petrochemical Corp.
            Series B, Sr. Sub. Notes
            11.125%, 7/1/06                  N/R           350        294,875
                                                                 ------------
           GROUP TOTAL                                              4,339,325
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (1.1%)
           AFC Enterprises
            Sr. Sub. Notes
            10.25%, 5/15/07                  N/R           400        389,000
           American Architectural
            Products Corp.
            Gtd. Sr. Notes
            11.75%, 12/01/07                Caa1         1,150        572,125
      (1)  Building One Services
            Sr. Sub Notes
            10.50%, 5/1/09                    B2           500        458,750
           Collins & Aikman Floor
            Coverings, Inc.
            Series B, Sr. Sub. Notes
            10.00%, 1/15/07                   B3           550        550,000
           International Utility
            Structures, Inc.
            Sr. Sub. Notes
            10.75%, 2/1/08                  Caa1           500        466,250
           Waxman Industries, Inc.
            Series B, Sr. Notes
            12.75%, 6/1/04                  Caa1           600        315,000
                                                                 ------------
           GROUP TOTAL                                              2,751,125
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (2.8%)
      (3)  Coinstar, Inc.
            Sr. Discount Notes
            0.00%, 10/1/06                  Caa1         1,700      1,778,625
                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
           Doskocil Manufacturing
            Co., Inc.
            Gtd. Sr. Sub. Notes
            10.125%, 9/15/07                  B3     $     500   $    273,750
           Fort James Corp.
            Sr. Notes
            6.234%, 3/15/01                 Baa3           155        153,577
      (1)  Holley Performance
            Products
            Sr. Notes
            12.25%, 9/15/07                   B2           500        481,250
           Holmes Products Corp.
            Gtd. Sr. Sub. Notes
            9.875%, 11/15/07                  B3           800        738,000
           Indesco
            International, Inc.
            Gtd. Sr. Sub. Notes
            9.75%, 4/15/08                    B3           600        328,500
           Jordan Industries, Inc.
            Series B, Sr. Notes
            10.375%, 8/1/07                   B3         1,150      1,089,625
      (3)  Knology Holdings, Inc.
            Sr. Discount Notes
            0.00%, 10/15/07                  N/R         1,000        568,750
           Packaged Ice, Inc.
            Gtd. Sr. Notes
            9.75%, 2/1/05                     B3           100         88,000
           Playtex Products, Inc.
            Series B, Gtd. Sr. Notes
            8.875%, 7/15/04                   B1           225        223,875
           Revlon Consumer Products
            Sr. Sub. Notes
            8.625%, 2/1/08                    B3           700        570,500
           Sealy Mattress Co.
            Gtd. Sr. Sub. Notes
            9.875%, 12/15/07                  B3           200        198,500
      (3)  United Rentals, Inc.
            Sr. Sub. Notes
            9.25%, 1/15/09                    B1           500        481,250
                                                                 ------------
           GROUP TOTAL                                              6,974,202
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
ELECTRONICS (1.2%)
      (1)  Condor Systems, Inc.
            Gtd. Sr. Sub. Notes
            11.875%, 5/1/09                   B3           400        384,500
           Details, Inc.
            Series B, Sr. Sub Notes
            10.00%, 11/15/05                  B3           500        473,125
      (1)  Rhythms Netconnections
            Sr. Notes
            12.75%, 4/15/09                  N/R           250        228,125
           Unisys Corp.:
            Series B, Sr. Notes
            12.00%, 4/15/03                   B1         1,000      1,082,500
            Sr. Notes
            11.75%, 10/15/04                  B1           225        250,313
            7.875%, 4/1/08                    B1           250        241,875
           Viasystems, Inc.:
            Sr. Sub. Notes
            9.75%, 6/1/07                     B3           150        128,625

                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
            Series B, Sr. Sub. Notes
            9.75%, 6/1/07                     B3     $     300   $    257,250
                                                                 ------------
           GROUP TOTAL                                              3,046,313
                                                                 ------------
-----------------------------------------------------------------------------
ENERGY (4.7%)
           Abraxas Petroleum Corp.
            Series D, Sr. Notes
            11.50%, 11/1/04                   B2         1,550      1,065,625
           Belden & Blake Energy Co.
            Series B, Gtd. Sr. Sub.
            Notes
            9.875%, 6/15/07                   B3           200        132,500
           Bellwether Exploration Co.
            Gtd. Sr. Sub. Notes
            10.875%, 4/1/07                   B3         1,250      1,150,000
           Canadian Forest Oil Ltd.
            Gtd. Sr. Sub. Notes
            8.75%, 9/15/07                    B2           450        432,000
           Cliffs Drilling Co.
            Series D,
            Gtd. Sr. Notes
            10.25%, 5/15/03                   B1         1,100      1,089,000
           Cogentrix Energy, Inc.
            Gtd. Unsecured Notes
            8.75%, 10/15/08                  Ba1         1,000      1,007,500
           Conoco Inc.
            Sr. Notes
            6.35%, 4/15/09                    A3           405        384,750
           Continental Resources
            Gtd. Sr. Notes
            10.25%, 8/1/08                    B3           250        198,125
           Edison
            International, Inc.
            Notes
            6.875%, 09/15/04                  A2           250        246,743
           First Wave Marine, Inc.
            Gtd. Sr. Notes
            11.00%, 2/1/08                    B3         1,000        812,500
           Giant Industries, Inc.
            Gtd. Sr. Sub. Notes
            9.00%, 9/1/07                     B2           500        460,000
           Gothic Production Corp.
            Series B,
            Gtd. Sr. Secured Notes
            11.125%, 5/1/05                   B3           250        214,375
           H.S. Resources, Inc.:
            Gtd. Sr. Sub Notes
            9.25%, 11/15/06                   B2           600        591,000
            Sr. Sub. Notes
            9.875%, 12/1/03                   B2           500        498,750
           Kelley Oil & Gas Corp.
            Sr. Secured Notes
            14.00%, 4/15/03                   B3           551        549,623
      (1)  Key Energy Services, Inc.
            Sr. Sub. Notes
            14.00%, 1/15/09                   B3         1,250      1,334,375
           Korea Electric Power
            Yankee Unsecured
            Debentures
            7.00%, 2/1/27                   Baa3           240        218,414
           Parker Drilling Co.
            Series D, Gtd. Sr. Notes
            9.75%, 11/15/06                   B1           300        286,500
                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
           Plains Resources, Inc.
            Series B, Gtd. Sr. Sub.
            Notes
            10.25%, 3/15/06                   B2     $     375   $    376,875
           Southwest Royalties, Inc.
            Series B, Gtd. Sr. Notes
            10.50%, 10/15/04                  B3           500        243,750
      (1)  Valero Energy Bonds
            6.75%, 12/15/02                 Baa3           185        180,508
           Wiser Oil Co.
            Gtd. Sr. Sub. Notes
            9.50%, 5/15/07                    B2           450        366,750
                                                                 ------------
           GROUP TOTAL                                             11,839,663
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
ENTERTAINMENT (2.5%)
           American Skiing Co.
            Series B, Sr. Sub. Notes
            12.00%, 7/15/06                   B3           425        383,563
           Bally Total Fitness
            Holdings
            Series D, Sr. Sub. Notes
            9.875%, 10/15/07                  B3           350        329,875
           Booth Creek Ski
            Holdings, Inc.
            Series B, Sr. Sub. Notes
            12.50%, 3/15/07                 Caa1         1,000        747,500
           Cinemark U.S.A., Inc.
            Series D, Sr. Sub. Notes
            9.625%, 8/1/08                    B2           250        215,625
           Loews Cineplex
            Sr. Sub. Notes
            8.875%, 8/1/08                    B3           900        814,500
      (1)  Majestic Star Casino,
            L.L.C.
            Secured Notes
            10.875%, 7/1/06                   B2           400        400,000
           Outboard Marine Corp.
            Series B, Gtd. Sr. Notes
            10.75%, 6/1/08                    B3           500        366,250
   (1)(2)  Premier Cruises, Ltd.
            Gtd. Sr. Notes
            0.00%, 3/15/08                    B3           900        130,500
      (1)  Production Resource Group,
            L.L.C./PRG Finance Group
            Gtd. Sr. Sub. Notes
            11.50%, 1/15/08                 Caa2           750        710,625
           Regal Cinemas, Inc.
            Sr. Sub. Notes
            9.50%, 6/1/08                     B3         1,050        714,000
           Silver Cinemas, Inc.
            Sr. Sub. Notes
            10.50%, 4/15/05                 Caa1         1,900        940,500
           Time Warner, Inc.:
            Notes
            8.11%, 8/15/06                  Baa3            60         62,250
            Debentures
            7.48%, 1/15/08                   Ba1           170        171,487
            6.85%, 1/15/26                   Ba1           370        367,702
                                                                 ------------
           GROUP TOTAL                                              6,354,377
                                                                 ------------
-----------------------------------------------------------------------------
-----------------

                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
FINANCIAL SERVICES (1.7%)
      (4)  AT&T Capital Corp.
            Gtd. Medium Term Notes
            7.11%, 9/13/01                  Baa3     $     380   $    381,424
           Capital One Bank
            Sr. Notes
            6.57%, 1/27/03                  Baa2           290        285,287
           Citicorp
            Series F, Sub. Notes
            6.375%, 11/15/08                  A1           140        132,355
           Ford Motor Credit Co.
            Sr. Notes
            5.80%, 1/12/09                    A1           230        208,962
           Goldman Sachs Group, Inc.
            Medium Term Notes
            7.35%, 10/1/09                    A1           440        439,507
           Lehman Brothers Holdings
            Notes
            6.625%, 4/1/04                  Baa1           135        131,456
      (1)  Lodgian Financing Corp.
            Sr. Sub. Notes,
            12.25%, 7/15/09                   B3           500        488,750
           Long Island Savings Bank
            F.S.B.
            Notes
            7.00%, 6/13/02                  Baa3           770        763,101
      (1)  Prudential Insurance Co.
            Sr. Notes
            6.375%, 7/23/06                   A2           200        187,148
      (3)  PTC International Finance
            B.V.
            Gtd. Sr. Sub. Notes
            0.00%, 7/1/07                     B3           350        241,063
           Sanwa Finance Aruba AEC
            Bank Gtd.
            8.35%, 7/15/09                  Baa1           200        204,750
           Sumitomo Bank
            Notes
            8.50%, 6/15/09                  Baa1           100        103,375
      (1)  US West Cap Funding, Inc.
            Gtd
            6.875%, 8/15/01                 Baa1           270        269,663
      (2)  Westfed Holdings
            Sr. Debentures
            15.50%, 9/15/99                  N/R         1,750        437,500
                                                                 ------------
           GROUP TOTAL                                              4,274,341
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
FOOD & BEVERAGE (2.4%)
           AmeriServ Food
            Distribution, Inc.
            Gtd. Sr. Notes
            8.875%, 10/15/06                  B1           500        390,000
           Archibald Candy Corp.
            Gtd. Sr. Secured Notes
            10.25%, 7/1/04                    B2         1,000        987,500
           Eagle Family Foods
            Series B,
            Gtd. Sr. Notes
            8.75%, 1/15/08                    B3           450        360,000
           Fleming Companies, Inc.
            Sr. Sub. Notes
            10.50%, 12/1/04                   B3           700        651,000
                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
           Hollinger International
            Publishing
            Gtd. Sr. Notes
            9.25%, 3/15/07                    B1     $   1,000   $    990,000
           International Home
            Foods, Inc.
            Gtd. Sr. Sub. Notes
            10.375%, 11/1/06                  B2         1,000      1,021,250
           Kroger Co.
            Notes
            7.25%, 6/1/09                   Baa3           260        253,825
      (1)   Sr. Notes
            7.625%, 09/15/06                Baa3           400        397,500
      (1)  Premier International
            Foods, plc
            Senior Notes
            12.00%, 9/1/09                    B3         1,000      1,007,500
                                                                 ------------
           GROUP TOTAL                                              6,058,575
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
HEALTH CARE (1.5%)
      (1)  ICN Pharmaceutical
            Sr. Notes
            8.75%, 11/15/08                  Ba3           500        476,250
      (1)  Icon Health &
            Fitness, Inc.
            Gtd.
            12.00%, 9/27/05                  N/R           222        111,000
           Integrated Health
            Services, Inc.:
            Series A, Sr. Sub. Notes
            10.25%, 4/30/06                   B2           400         68,000
            Sr. Sub. Notes
            9.25%, 1/15/08                    B2           100         17,000
           Meditrust
            Conv. Debentures
            7.50%, 3/1/01                   Baa3         2,000      1,950,000
      (1)  Oxford Health Plans
            Sr. Notes
            11.00%, 5/15/05                 Caa1           590        591,475
           Paracelsus Healthcare
            Sr. Sub. Notes
            10.00%, 8/15/06                   B3           750        510,000
      (2)  Vencor Operating, Inc.
            Gtd. Sr. Sub. Notes
            9.875%, 5/1/05                    B3           150         32,250
                                                                 ------------
           GROUP TOTAL                                              3,755,975
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (4.4%)
           AMTROL Acquisition, Inc.
            Sr. Sub. Notes
            10.625%, 12/31/06                 B3           400        394,000
           APCOA Inc.
            Gtd. Sr. Notes
            9.25%, 3/15/08                  Caa1           430        398,825
           Atlantis Group, Inc.
            Sr. Notes
            11.00%, 2/15/03                   B2           585        590,850
           Caterpillar, Inc.
            Notes
            7.25%, 9/15/09                    A2           380        380,950

                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
           CLARK Material Handling
            Co.
            Gtd. Sr. Notes
            10.75%, 11/15/06                  B1     $     550   $    449,625
           Delco Remy
            International, Inc.
            Gtd. Sr. Sub. Notes
            10.625%, 8/1/06                   B2           600        600,000
      (1)  Diamond Triumph
            Sr. Notes
            9.25%, 4/1/08                     B2           500        495,625
           Golden Ocean Group, Ltd.
            Gtd. Sr. Notes
            10.00%, 8/31/01                   B3         1,548        162,540
           Haynes
            International, Inc.
            Sr. Notes
            11.625%, 9/1/04                   B3           500        450,000
           International Knife &
            Saw, Inc.
            Sr. Sub. Notes
            11.375%, 11/15/06                 B3           750        560,625
           K N Energy, Inc.
            Notes
            6.30%, 3/1/01                   Baa2           270        267,160
           Motors & Gears, Inc.
            Series D, Sr. Notes
            10.75%, 11/15/06                  B3         1,400      1,379,000
           Neenah Corp.
            Series B, Sr. Sub. Notes
            11.125%, 5/1/07                   B3           250        235,625
           Park-Ohio
            Industries, Inc.
            Sr. Sub. Notes
            9.25%, 12/1/07                    B2           400        380,000
           PSINET, Inc.
            Sr. Notes
            11.50%, 11/1/08                   B3         1,050      1,060,500
           SRI Receivables Purchase
            Co., Inc.
            Series B, Notes
            12.50%, 12/15/00                 N/R         1,500      1,350,000
           Seagate Technology, Inc.
            Sr. Debentures
            7.45%, 3/1/37                   Baa3           120        102,384
      (3)  Thermadyne Manufacturing,
            L.L.C./ Thermadyne
            Capital Corp.
            Gtd. Sr. Sub. Notes
            0.00%, 6/1/08                     B3           975        471,656
           Thermadyne Holdings Corp.
            Sr. Discount Notes
            9.875%, 6/1/08                  Caa1           300        245,250
      (1)  Transportation
            Manufacturing
            Operations
            Sr. Sub. Notes
            11.25%, 5/1/09                    B2         1,000        995,000
           Tyco International
            Group, SA
            Yankee Gtd. Notes
            6.125%, 1/15/09                 Baa1           280        257,600
                                                                 ------------
           GROUP TOTAL                                             11,227,215
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------

METALS & MINING (2.9%)
           Algoma Steel, Inc.
            Yankee First Mortgage
            Notes
            12.375%, 7/15/05                  B1     $   1,000   $    840,000
           Bayou Steel Corp.
            First Mortgage Notes
            9.50%, 5/15/08                    B1           500        471,250
           GS Technologies Operations
            Gtd. Sr. Notes
            12.00%, 9/1/04                    B2           525        397,687
      (2)  Gulf States Steel, Inc.
            First Mortgage Notes
            13.50%, 4/15/03                   B1         1,050        157,500
           Kaiser Aluminum &
            Chemical Corp.
            Series D, Sr. Notes
            10.875%, 10/15/06                 B1           675        690,188
           Lodestar Holdings, Inc.
            Sr. Notes
            11.50%, 5/15/05                 Caa2           800        620,000
           Metallurg, Inc.
            Series B, First Mortgage
            Gtd. Sr. Notes
            11.00%, 12/1/07                   B3           750        725,625
           National Steel Corp.
            Series D First Mortgage
            Bonds
            9.875%, 3/1/09                   Ba3           750        738,750
           Sheffield Steel Corp.
            Series B, First Mortgage
            Bonds
            11.50%, 12/1/05                 Caa2           750        613,125
           WCI Steel, Inc.
            Series B,
            Sr. Secured Notes
            10.00%, 12/1/04                   B2           925        906,500
           Weirton Steel Corp.
            Sr. Notes
            11.375%, 7/1/04                   B2           500        496,250
           Wheeling-Pittsburg Corp.
            Sr. Notes
            9.25%, 11/15/07                   B2           750        720,000
                                                                 ------------
           GROUP TOTAL                                              7,376,875
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (1.3%)
           AEP Industries, Inc.
            Sr. Sub. Notes
            9.875%, 11/15/07                  B2           250        238,125
           BPC Holding Corp.
            Series B,
            Sr. Secured Notes
            12.50%, 6/15/06                 Caa3           900        883,125
           Container Corp. of America
            Gtd. Sr. Notes
            9.75%, 4/1/03                     B1           500        511,250
           Crown Cork & Seal
            Co., Inc.
            Notes
            7.125%, 9/1/02                  Baa2           210        209,212

                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
      (3)  Crown Packaging
            Enterprises Ltd.
            Yankee Sr. Secured
            Discount Notes
            0.00%, 8/1/06                    Ca1     $   2,450   $     36,750
           Gaylord Container Corp.
            Series B, Sr. Notes
            9.75%, 6/15/07                    B3           700        654,500
           Radnor Holdings, Inc.
            Series B,
            Gtd. Sr. Notes
            10.00%, 12/1/03                   B2           250        252,500
           Stone Container Finance
            Co.
            Yankee Gtd. Sr. Notes
            11.50%, 8/15/06                   B2           530        554,513
                                                                 ------------
           GROUP TOTAL                                              3,339,975
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (2.8%)
           Ainsworth Lumber Co., Ltd.
            Yankee Sr. Secured Notes
            12.50%, 7/15/07                   B3         1,900      2,090,000
           Color Spot Nurseries
            Sr. Sub. Notes
            10.50%, 12/15/07                Caa1         1,000        825,000
           Crown Paper Co.
            Sr. Sub. Notes
            11.00%, 9/1/05                    B3           550        418,000
           QUNO Corp.
            Yankee Sr. Notes
            9.125%, 5/15/05                 Baa3           315        332,464
           Repap New Brunswick, Inc.
            Sr. Secured Debentures
            10.625%, 4/15/05                  B3           700        610,750
           Riverwood International
            Corp.
            Gtd. Sr. Notes
            10.875%, 4/1/08                 Caa1           600        565,500
           SD Warren Co.:
            Series B, Sr. Sub. Notes
            12.00%, 12/15/04                  B1         1,000      1,060,000
           Debentures
            14.00%, 12/15/06                 N/A           995      1,138,844
                                                                 ------------
           GROUP TOTAL                                              7,040,558
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (2.7%)
           American Lawyer Media
            Holdings, Inc.
            Gtd. Sr. Notes
            9.75%, 12/15/07                   B1           450        441,000
           Ampex Corp.
            Series B, Sr. Notes
            12.00%, 3/15/03                  N/R           750        765,000
           Belo (A.H.) Corp.
            Sr. Notes
            6.875%, 6/1/02                  Baa2           250        247,500
      (3)  Earthwatch, Inc.
            Units
            13.00%, 7/15/07                  N/R           900        618,750
                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
      (1)  InterAct Systems, Inc.
            Sr. Discount Notes
            14.00%, 8/1/03                   N/R     $     950   $    349,125
           Lamar Advertising Co.
            Gtd. Sr. Sub. Notes
            9.625%, 12/1/06                   B1           250        253,750
           Level 3
            Communication, Inc.:
            Sr. Notes
            9.125%, 5/1/08                    B3         1,150      1,040,750
      (3)   Sr. Discount Notes
            0.00%, 12/1/08                    B3         1,000        565,000
      (3)  Liberty Group
            Publishing, Inc.
            Sr. Discount Debentures
            0.00%, 2/1/09                   Caa1           600        288,000
           Mentus Media Corp.
            Units
            12.00%, 2/1/03                   N/R         1,598        559,300
           Printpack, Inc.
            Series B, Sr. Sub. Notes
            10.625%, 8/15/06                Caa1           300        281,250
           Tri-State Outdoor Media
            Sr. Notes
            11.00%, 5/15/08                  N/R           973        973,000
      (1)  TV Guide, Inc.
            Sr. Sub. Notes
            8.125%, 3/1/09                   Ba3           500        471,875
                                                                 ------------
           GROUP TOTAL                                              6,854,300
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
REAL ESTATE (0.0%)
           EOP Operating, L.P.
            Sr. Notes
            6.375%, 2/15/03                 Baa1            65         62,400
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (6.8%)
           American Restaurant
            Group, Inc.
            Gtd. Sr. Secured Notes
            11.50%, 2/15/03                   B3           750        675,000
           AmeriKing, Inc.
            Sr. Notes
            10.75%, 12/1/06                   B3           250        224,375
           Ameristar Casinos, Inc.
            Series B Gtd.
            10.50%, 8/1/04                    B3           500        500,000
           Aztar Corp.
            Sr. Sub. Notes
            8.875%, 5/15/07                   B1           500        470,000
           Bluegreen Corp.
            Gtd. Sr. Secured Notes
            10.50%, 4/1/08                    B3         1,000        867,500
           Boyd Gaming Corp.
            Sr. Sub. Notes
            9.50%, 7/15/07                    B1           150        145,500
           CapStar Hotel Co.
            Sr. Sub. Notes
            8.75%, 8/15/07                    B1           375        341,250
           Casino Magic of Louisiana
            Corp.
            Series B, Gtd. First
            Mortgage Notes
            13.00%, 8/15/03                   B3         1,300      1,478,750

                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
           Colorado Gaming &
            Entertainment Co.
            Gtd. Sr. Notes
            12.00%, 6/1/03                   N/R     $   1,480   $  1,413,753
      (2)  Fitzgeralds Gaming Corp.
            Series B, Gtd. Sr. Notes
            12.25%, 12/15/04                Caa3           500        267,500
           Friendly Ice Cream Corp.
            Gtd. Sr. Notes
            10.50%, 12/1/07                   B1           800        728,000
           HMH Properties
            Series B,
            Gtd. Sr. Notes
            7.875%, 8/1/08                   Ba2           500        446,250
           Hard Rock Hotel, Inc.
            Sr. Sub. Notes
            9.25%, 4/1/05                     B3         1,400      1,162,000
           Hollywood Park, Inc.
            Series B,
            Gtd. Sr. Sub. Notes
            9.50%, 8/1/07                     B2           675        659,813
           Horseshoe Gaming Hldg.
            Series B, Sr. Sub. Notes
            9.375%, 6/15/07                   B3         1,350      1,343,250
      (1)   Sr. Sub Notes
            8.625%, 5/15/09                   B2           750        712,500
           Intrawest Corp.
            Sr. Notes,
            9.75%, 8/15/08                    B1           250        241,875
           Isle of Capri
            Casinos, Inc.
            Sr. Sub. Notes
            8.75%, 4/15/09                    B3           350        321,125
           Mohegan Tribal Gaming
            Authority, Sr. Notes
            8.125%, 1/1/06                   Ba1           900        879,750
           Prime Hospitality Corp.
            Secured First Mortgage
            Notes
            9.25%, 1/15/06                   Ba2           850        853,187
           Red Roof Inns, Inc.
            Sr. Exchange Notes
            9.625%, 12/15/03                  B2           700        715,750
           Romacorp Inc.
            Sr. Notes
            12.00%, 7/1/06                    B3           750        725,625
           Sante Fe Hotel, Inc.
            Gtd. First Mortgage
            Notes
            11.00%, 12/15/00                Caa2           554        544,305
           Station Casinos
            Sr. Sub. Notes
            9.75%, 4/15/07                    B2         1,400      1,419,250
                                                                 ------------
           GROUP TOTAL                                             17,136,308
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
RETAIL (4.3%)
      (3)  Advance Holdings Corp.
            Series B, Sr. Discount
            Debentures
            0.00%, 4/15/09                  Caa2         1,500        838,125
           Advance Stores Co.
            Gtd. Sr. Sub. Notes
            10.25%, 4/15/08                 Caa1         2,000      1,865,000
                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
   (1)(2)  County Seat Stores, Inc.
            Units
            12.75%, 11/1/04                  N/R     $   1,100   $     99,000
           Dairy Mart Convenience
            Stores, Inc.
            Sr. Sub. Notes
            10.25%, 3/15/04                   B3           275        256,438
           Finlay Enterprises, Inc.
            Sr. Debentures
            9.00%, 5/1/08                     B2           400        375,000
           Finlay Fine Jewelry Corp.
            Gtd. Sr. Notes
            8.375%, 5/1/08                   Ba3         1,050      1,008,000
   (1)(3)  Golden Sky, Inc.
            Sr. Discount Notes
            0.00%, 3/1/07                   Caa1           250        144,687
           Jitney-Jungle Stores of
            America, Inc.:
            Gtd. Sr. Notes
            12.00%, 3/1/06                    B2           750        525,000
           Gtd. Sr. Sub. Notes
            10.375%, 9/15/07                  B3           300        105,000
           Jo-Ann Stores, Inc.
            Sr. Sub. Notes
            10.375%, 5/1/07                   B2           500        496,250
           K Mart Corp.
            Debentures
            7.75%, 10/1/12                   Ba2         1,175      1,069,250
      (3)  Mrs. Fields Holding Co.
            Units
            0.00%, 12/1/05                  Caa2         1,750        866,250
           Mrs. Fields Original
            Cookies, Inc.:
            Gtd. Sr. Notes
            10.125%, 12/1/04                 N/R         1,400      1,249,500
      (1)   10.125%, 12/1/04                  B2           250        223,125
           Pantry, Inc.
            Sr. Sub. Notes
            10.25%, 10/15/07                  B3           550        551,375
           Pathmark Stores, Inc.
            Sr. Sub. Notes
            9.625%, 5/1/03                  Caa1           850        858,500
           Wal-Mart Stores, Inc.
            Sr. Notes
            6.875%, 8/10/09                  Aa2           250        250,463
                                                                 ------------
           GROUP TOTAL                                             10,780,963
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (18.4%)
           Adelphia Communications
            Corp.
            Series B, Sr. Notes
            8.375%, 2/1/08                    B3           800        746,000
      (3)  COLT Telecom Group plc
            Yankee Units
            0.00%, 12/15/06                   B1           400        352,000
      (3)  Call-Net
            Enterprises, Inc.
            Sr. Discount Notes
            0.00%, 5/15/09                    B2           500        261,874
           Century
            Communications, Inc.
            Series B
            0.00%, 1/15/08                   Ba3           650        273,000

                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
      (1)  Charter Communications
            Holdings:
            Sr. Notes
            8.625%, 4/1/09                    B2     $   1,000   $    940,000
      (3)   Sr. Discount Notes
            0.00%, 4/1/11                     B3         1,000        593,750
      (3)  Clearnet
            Communications, Inc.
            Yankee Sr. Discount Notes
            0.00%, 12/15/05                   B3         1,050        987,000
           Concentric Network Corp.
            Units
            12.75%, 12/15/07                 N/R           750        753,750
           Coaxial
            Communications, Inc.
            Gtd. Sr. Notes
            10.00%, 8/15/06                   B3           900        911,250
      (3)  DTI Holdings, Inc.
            Units
            0.00%, 3/1/08                    N/R         1,850        647,500
           Dobson/Sygnet
            Communications, Co.
            Sr. Notes
            12.25%, 12/15/08                 N/R         1,300      1,355,250
      (3)  Dolphin Telecom plc:
            Sr. Discount notes
            0.00%, 6/1/08                   Caa1           750        343,125
      (1)   0.00%, 5/15/09                  Caa1           700        287,874
      (3)  e. spire
            Communications, Inc.
            Sr. Discount Notes
            0.00%, 11/1/05                   N/R         2,950      1,799,500
      (3)  Econophone, Inc.
            Sr. Notes
            0.00%, 2/15/08                   N/R         1,600        956,000
           Exodus
            Communications, Inc.
            Sr. Notes
            11.25%, 7/1/08                   N/R           700        710,500
      (3)  Focal Communications Corp.
            Sr. Discount Notes
            0.00%, 2/15/08                   N/R         1,400        787,500
      (3)  GST USA, Inc.
            Gtd. Sr. Discount Notes
            0.00%, 12/15/05                  N/R         1,800      1,437,750
           Global Crossing Holdings
            Ltd.
            Gtd. Sr. Notes
            9.625%, 5/15/08                  N/R         1,150      1,181,624
           Globalstar,
            L.P./Globalstar Capital
            Corp.:
            Sr. Notes
            10.75%, 11/1/04                   B3         1,000        607,500
            11.25%, 6/15/04                 Caa1           500        323,750
            11.50%, 6/1/05                    B3           200        126,000
           Globix Corp.
            Sr. Notes
            13.00%, 5/1/05                   N/R         1,000        882,500
      (3)  Hyperion
            Telecommunications, Inc.
            Series B,
            Sr. Discount Notes
            0.00%, 4/15/03                    B3           450        378,000
                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
      (3)  ICG Holdings, Inc.:
            Gtd. Sr. Exchange
            Discount Notes
            0.00%, 9/15/05                   N/R     $     650   $    565,500
            0.00%, 5/1/06                    N/R           600        474,000
            Gtd. Sr. Discount Notes
            0.00%, 3/15/07                   N/R         1,750      1,242,500
      (3)  ICG Services, Inc.:
            Sr. Discount Notes
            0.00%, 2/15/08                   N/R           500        287,500
            0.00%, 5/1/08                    N/R         1,350        749,250
           ITC DeltaCom, Inc.
            Sr. Notes
            11.00%, 6/1/07                    B2           259        271,950
           Intermedia
            Communications, Inc.
            Sr. Notes
            8.875%, 11/1/07                   B2           200        179,000
           Jacor
            Communications, Inc.
            Gtd. Sr. Sub. Notes
            8.00%, 2/15/10                    B2           250        252,187
           Jordan Telecommunications
            Products, Inc.:
            Series B, Sr. Notes
            9.875%, 8/1/07                   N/R           270        262,912
      (3)   Series B, Sr. Discount
            Notes
            0.00%, 8/1/07                     B3           425        360,187
           Logix Communications
            Enterprises
            Sr. Notes
            12.25%, 6/15/08                  N/R         1,000        860,000
           MCI Worldcom, Inc.
            Sr. Unsecured Notes
            6.50%, 4/15/10                  Baa2           125        119,218
           McCaw International, Ltd.
            Sr. Discount Notes
            13.00%, 4/15/07                 Caa1           900        540,000
      (3)  McLeod USA, Inc.:
            Sr. Discount Notes
            0.00%, 3/1/07                     B2           800        628,000
            Sr. Notes
            9.25%, 7/15/07                    B2           400        396,000
            9.50%, 11/1/08                    B2         1,000        995,000
           MetroNet Communications
            Corp.:
            Sr. Discount Notes
            10.75%, 11/1/07                    B         1,100        889,625
      (3)   0.00%, 6/15/08                    B3         1,000        771,250
           Microcell
            Telecommunications, Inc.
            Series B, Yankee
            Sr. Discount Notes
            14.00%, 6/1/06                    B3           270        225,450
      (3)  Millicom International
            Cellular
            Yankee Sr. Sub.
            Discount Notes
            0.00%, 6/1/06                   Caa1           850        602,438
      (3)  NEXTLINK
            Communications, Inc.:
            0.00%, 4/15/08                    B3         1,700        994,500
            Sr. Notes
            12.50%, 4/15/06                   B3           350        370,125

                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
            10.75%, 11/15/08                  B3     $     500   $    500,000
      (3)  Nextel
            Communications, Inc.
            Sr. Discount Notes
            0.00%, 2/15/08                    B2         1,700      1,185,750
           Orbital Imaging Corp.
            Series B, Sr. Notes
            11.625%, 3/1/05                  N/R           500        336,250
           Orion Network
            Systems, Inc.
            Gtd. Sr. Notes
            11.25%, 1/15/07                   B2           500        373,750
      (3)  PLD Telekom, Inc.
            Yankee Gtd. Sr. Notes
            14.00%, 6/1/04                   N/R         1,610      1,094,800
      (3)  Pagemart Nationwide, Inc.
            Sr. Discount Notes
            0.00%, 2/1/05                     B3         1,750      1,520,313
      (1)  Petersburg Long
            Distance, Inc.
            Conv. Sub. Notes
            9.00%, 6/1/06                    N/R           230         92,000
      (3)  Qwest Communications
            International, Inc.
            Sr. Discount Notes
            0.00%, 10/15/07                   B2         1,100        853,875
      (3)  RCN Corp.
            Series B,
            Sr. Discount Notes
            0.00%, 2/15/08                    B3           900        547,875
           RSL Communications:
            Yankee Gtd. Sr. Notes
            9.125%, 3/1/08                    B3           250        208,750
            10.50%, 11/15/08                  B3           250        231,250
      (1)   9.875%, 11/15/09                  B2         1,100        959,750
           Rhythms Netconnections
            Units
            13.50%, 5/15/08                  N/R         1,500        735,000
           Rogers Cablesystems Ltd.
            Series B,
            Yankee Sr. Secured 2nd
            Priority Notes
            10.00%, 3/15/05                  Ba3           250        268,125
           Rogers Cantel, Inc.
            Yankee Sr. Secured
            Debentures
            9.375%, 6/1/08                   Ba3           350        367,500
           Sprint Spectrum
            L.P./Sprint Spectrum
            Finance Corp.
            Sr. Notes
            11.00%, 8/15/06                   B2         1,500      1,679,325
           Star Choice
            Communications, Inc.
            Sr. Notes
            13.00%, 12/15/05                 N/R           500        503,750
           Startec Global
            Communications Corp.
            Units
            12.00%, 5/15/08                  N/R           750        670,313
           TCI Communications, Inc.
            Sr. Notes
            6.375%, 5/1/03                    A2           130        128,538
                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
           Telesystem International
            Wireless
            Series B
            Sr. Discount Notes
            13.25%, 6/30/07                 Caa1     $     500   $    248,125
           Teligent, Inc.
            Sr. Notes
            11.50%, 12/1/07                 Caa1           750        686,250
   (1)(3)  Tritel PCS, Inc.
            Sr. Discount Notes
            0.00%, 5/15/09                    B3           500        286,250
           Viatel, Inc.
            Sr. Notes
            11.25%, 4/15/08                 Caa1           850        807,500
           Western Wireless Corp.
            Sr. Sub. Notes
            10.50%, 2/1/07                    B3           350        359,625
      (3)  Winstar
            Communications, Inc.
            Sr. Discount Notes
            0.00%, 10/15/05                 Caa1         1,600      1,336,000
      (1)  Worldwide Fiber Inc.
            Sr. Notes
            12.00%, 8/1/09                    B3           800        782,000
                                                                 ------------
           GROUP TOTAL                                             46,442,253
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TEXTILE/APPAREL (1.4%)
           Iron Age Corp.
            Sr. Sub. Notes
            9.875%, 5/1/08                    B3           250        195,000
           Maxim Group, Inc.
            Series B,
            Gtd. Sr. Sub. Notes
            9.25%, 10/15/07                   B2           700        596,750
           Phillips-Van-Heusen Corp.
            Sr. Sub. Notes
            9.50%, 5/1/08                     B1           800        764,000
           Pillowtex Corp.
            Gtd. Sr. Sub. Notes
            10.00%, 11/15/06                  B2           500        340,000
           Simmons Co.
            Series B, Sr. Sub. Note
            10.25%, 3/15/09                   B3           650        641,875
           Tropical Sportswear
            International
            Series A,
            Gtd. Sr. Notes
            11.00%, 6/15/08                   B3           600        538,500
           William Carter Co.
            Series A, Sr. Sub. Notes
            10.375%, 12/1/06                  B3           500        500,000
                                                                 ------------
           GROUP TOTAL                                              3,576,125
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TRANSPORTATION (1.9%)
           AirTran Airlines, Inc.
            Sr. Notes
            10.50%, 4/15/01                  N/R         1,000        981,250
           Canadian Airlines Corp.
            Sr. Notes
            12.25%, 8/1/06                  Caa2         1,950      1,262,625

                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
           Hermes Europe Railtel B.V.
            Sr. Notes
            11.50%, 8/15/07                   B3     $   1,000   $  1,020,000
           Norfolk Southern Corp.:
            Bonds
            7.70%, 5/15/17                  Baa1            75         75,281
            7.05%, 5/1/37                   Baa1           285        284,228
            Series A, Medium Term
            Note
            7.40%, 9/15/06                  Baa1            40         40,450
           Pegasus Shipping (Hellas),
            Ltd.
            Series A, First Preferred
            Ship Mortgage Notes
            11.875%, 11/15/04                 B3           300         74,250
           Trans World
            Airlines, Inc.
            Sr. Notes
            11.375%, 3/1/06                 Caa1         1,500        971,250
                                                                 ------------
           GROUP TOTAL                                              4,709,334
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
WASTE MANAGEMENT (0.5%)
      (1)  Waste Systems
            International, Inc.
            Sub. Notes
            7.00%, 5/13/05                   N/R         1,500      1,290,000
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $240,558,353)                                             213,073,990
                                                                 ------------
-----------------------------------------------------------------------------
GOVERNMENT & AGENCY SECURITIES (2.2%)
-----------------------------------------------------------------------------
-----------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.9%)
           30-YR TBA
            Zero coupon, 6/1/17              Aaa           900        270,423
            6.00%, 3/1/29                    Aaa           650        606,125
            6.00%, 7/1/29                    Aaa         1,966      1,833,174
            6.50%, 7/1/29                    Aaa           701        672,185
            7.00%, 3/16/27                   Aaa           150        147,375
           FGLMC, Gold Pool #C00835
            6.50%, 7/1/29                    Aaa           669        641,403
           STRIPS,
            Series H, Class 2
            11.50%, 5/1/09                   Aaa           552        595,847
                                                                 ------------
           GROUP TOTAL                                              4,766,532
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (0.0%)
           Various Pools:
            10.50%, 9/15/15                  Aaa            34         36,903
            10.50%, 9/15/15                  Aaa            19         20,658
            10.50%, 12/15/15                 Aaa             3          3,442
            10.50%, 3/15/16                  Aaa            26         28,387
            10.50%, 8/15/16                  Aaa            34         37,529
                                                                 ------------
           GROUP TOTAL                                                126,919
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
UNITED STATES TREASURY NOTE (0.3%)
            7.25%, 5/15/04                   Aaa           300        316,311
                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------

           TIPS
            3.875%, 4/15/29                  Aaa     $     405   $    391,203
                                                                 ------------
           GROUP TOTAL                                                707,514
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT & AGENCY SECURITIES
  (Cost $5,509,846)                                                 5,600,965
                                                                 ------------
-----------------------------------------------------------------------------
COLLATERALIZED MORTGAGE OBLIGATIONS (0.8%)
-----------------------------------------------------------------------------
           Commercial Mortgage Asset
            Trust
            Series 1999, Class A3
            6.64%, 1/17/32                   Aaa           310        297,213
           GMAC Commercial Mortgage
            Securities, Inc.:
            6.853%, 9/15/06                  Aaa            80         79,637
            6.945%, 9/15/33                  Aaa           550        543,197
           Heller Financial
            Commercial Mortgage
            Series 1999-PH1,
            Class A2
            6.847%, 5/15/31                  Aaa           385        374,653
           Morgan Stanley Capital I
            Series 1998-XL1,
            Class A3
            6.48%, 6/3/30                    N/R           360        343,968
           Nomura Asset Securities
            Corp.
            Series 1998-D6,
            Class A1B6
            6.59%, 3/17/28                   Aaa           310        297,019
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
  (Cost $2,021,129)                                                 1,935,687
                                                                 ------------
-----------------------------------------------------------------------------
-----------------
ASSET BACKED OBLIGATIONS (1.8%)
-----------------------------------------------------------------------------
           Chase Credit Card Master
            Trust
            Series 1999-3, Class A
            6.66%, 1/15/07                   Aaa           420        420,394
      (1)  Constellation Finance,
            L.L.C.
            Series 1997-1, Class 1
            9.80%, 12/14/02                  N/R           250        233,750
           Contimortgage Home Equity
            Loan Trust
            7.22%, 1/15/28                   Aaa           125        123,750
           Green Tree Financial Corp.
            Manufactured Housing
            Installment Sale
            Contracts:
            Series 1993-4, Class B1
            7.20%, 1/15/19                  Baa3         1,548      1,487,431
           Green Tree Recreational,
            Equipment & Consumer
            Trust, Consumer
            Products & Equipment
            Retail Installment
            Sale Contracts
            Series 1997-C,
            Class A-1,
            6.49%, 2/15/18                   N/R           498        489,711

                                                       Face
                                         Moody's      Amount
                                         Ratings       (000)        Value
-----------------------------------------------------------------------------
           MBNA Master Credit Card
            Trust:
            Series 1999-G, Class A,
            6.35%, 12/15/06                  Aaa     $     130   $    128,497
            Series 1997-I, Class A,
            6.55%, 1/15/07                   Aaa           160        160,499
           Peco Energy Transition
            Trust:
            Series 1999-A, Class A6,
            6.05%, 3/1/09                    Aaa            90         84,994
            Series 1999-A, Class A7,
            6.13%, 3/1/09                    Aaa           335        313,749
           Prudential Securities
            Secured Financing Corp.
            Series 1999-C2,
            Class A2,
            7.193%, 4/15/09                  Aaa           385        380,789
           Residential Asset
            Securities Corp.
            Series 1999-KS3,
            Class AI2,
            7.075%, 9/25/20                  Aaa           125        125,000
           Standard Credit Card
            Master Trust
            Series 1994-2, Class A,
            7.25%, 4/7/08                    Aaa           420        423,805
           UCFC Home Equity Loan:
            Series 1996-B1,
            Class A7,
            8.20%, 9/15/27                   Aaa           110        110,636
            Series 1998-A, Class A7,
            6.87%, 7/15/29                   Aaa            50         47,125
-----------------------------------------------------------------------------
-----------------
TOTAL ASSET BACKED OBLIGATIONS
  (Cost $4,533,536)                                                 4,530,130
                                                                 ------------
-----------------------------------------------------------------------------

                                                   Shares/
                                                    Units
--------------------------------------------------------------------------
-----------------
COMMON STOCKS (3.2%)
--------------------------------------------------------------------------
-----------------
BROADCASTING (0.6%)
      (1)  (5) Spanish Broadcasting System
            Class A                                   2,142      1,392,300
                                                              ------------
--------------------------------------------------------------------------
-----------------
CABLE (0.0%)
      (1)  (5)OpTel, Inc.                             1,000             10
                                                              ------------
--------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.1%)
      (5)  Coinstar, Inc.                            11,887        118,127
      (5)  Concentric Network Corp.                   9,510        193,172
      (5)  Crown Packaging Enterprises, Ltd.        253,746          2,537
                                                              ------------
           GROUP TOTAL                                             313,836
                                                              ------------
--------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
   (5)(6)  Westfed Holdings, Inc. Class B
            (acquired 9/20/88, $383)                 12,670              0
                                                              ------------
--------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (0.7%)
   (5)(6)  Dr. Pepper Bottling Holdings, Inc.
            Class A (acquired 2/25/97, cost
            $1,181,250)                              75,000      1,875,000
                                                   Shares/
                                                    Units        Value
--------------------------------------------------------------------------
   (1)(5)  Specialty Foods Corp.                     30,000   $      1,500
                                                              ------------
           GROUP TOTAL                                           1,876,500
                                                              ------------
--------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (0.1%)
(5)(6)(7)  CIC I Acquisition Corp.
            (acquired 10/18/89, cost $1,076,715)      2,944        200,192
                                                              ------------
--------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
      (5)  Sheffield Steel Corp.                      6,250         12,500
                                                              ------------
--------------------------------------------------------------------------
-----------------
OILFIELD MACHINERY & EQUIPMENT (0.2%)
      (5)  Weatherford International, Inc.           14,215        454,880
                                                              ------------
--------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.1%)
(1)(5)(7)  Mail-Well, Inc.                           21,306        295,621
                                                              ------------
--------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.1%)
      (5)  Capital Gaming International, Inc.         5,687            284
      (5)  Elsinore Corp.                            86,538         27,043
      (5)  Isle of Capri Casinos, Inc.               14,947        149,470
   (1)(5)  Motels of America, Inc.                      500          9,000
                                                              ------------
           GROUP TOTAL                                             185,797
                                                              ------------
--------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.3%)
      (5)  Advanced Radio Telecom Corp.              18,211        229,913
      (5)  e. spire Communications, Inc.             28,337        205,446
      (5)  Globix Corp.                               3,520        164,560
      (5)  ICG Communications, Inc.                   2,145         33,382
      (5)  Intermedia Communications, Inc.            4,916        106,922
      (5)  Loral Space & Communications                 302          5,191
      (5)  Microcell Telecommunications,
            Class B                                   3,436         44,668
      (5)  Nextel Communications, Inc., Class A       2,080        141,050
      (5)  Pagemart Nationwide, Inc.                  7,000         33,250
      (5)  Price Communications Corp.                88,728      2,223,745
      (5)  Viatel, Inc.                               3,353         99,123
                                                              ------------
           GROUP TOTAL                                           3,287,250
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL COMMON STOCKS
  (Cost $4,671,930)                                              8,018,886
                                                              ------------
--------------------------------------------------------------------------
-----------------
PREFERRED STOCKS (4.1%)
--------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.4%)
      (5)  GPA Group plc
            7% Second Preferred Cum. Conv.        2,125,000      1,115,625
                                                              ------------
--------------------------------------------------------------------------
-----------------
BROADCASTING (1.1%)
           Benedek Communications Corp.
            11.50% Sr. Exchangeable                     150        142,500
      (5)  Pegasus Communications Corp.
            12.75% Cum. Exchangeable, Series A           66         65,670
           Pegasus Communications Corp.
            Units                                       250        267,500
      (5)  Source Media, Inc.
            13.5% Units                              69,389        277,556

                                                   Shares/
                                                    Units        Value
--------------------------------------------------------------------------
   (1)(5)  Spanish Broadcasting System, Inc.
            14.25%, Cum. Exchangeable                19,668   $  2,065,140
                                                              ------------
           GROUP TOTAL                                           2,818,366
                                                              ------------
--------------------------------------------------------------------------
-----------------
CABLE (0.5%)
           Adelphia Communications Corp.
            13% Cum. Exchangeable, Series B           5,000        556,250
      (5)  DIVA Systems Corp.
            Series D                                 56,913        682,956
      (5)  NTL, Inc.
            13% Exchangeable, Series B                    1            584
                                                              ------------
           GROUP TOTAL                                           1,239,790
                                                              ------------
--------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.3%)
      (1)  Deutsche Bank Capital Funding Tr I
            7.872% Non-cumulated                    120,000        114,292
           Lehman Brothers Holdings:
            5%, Convertible, Series B                 2,700         76,950
            5.94%, Series C                           1,300         57,850
           Olympic Financial, Ltd.
            Units
            11.50%, 3/15/07                         475,000        407,312
      (7)  Westfed Holdings, Inc.
            Class A (acquired 9/20/88-6/18/93,
            cost $2,995,322)                         42,759         42,759
                                                              ------------
           GROUP TOTAL                                             699,163
                                                              ------------
--------------------------------------------------------------------------
-----------------
METALS & MINING (0.1%)
      (1)  International Utility
            Structures, Inc.:
            13% Units                                   150        140,625
           14% Units                                     27          2,499
                                                              ------------
           GROUP TOTAL                                             143,124
                                                              ------------
--------------------------------------------------------------------------
-----------------
MISCELLANEOUS (0.0%)
      (5)  TCR Holdings Corp.:
            Series B                                    790             48
            Series C (non-voting)                       434             24
            Series D (non-voting)                     1,145             61
            Series E (non-voting)                     2,370            149
                                                              ------------
           GROUP TOTAL                                                 282
                                                              ------------
--------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.2%)
           Primedia, Inc.
            10% Cum. Exchangeable, Series D           5,000        512,500
                                                              ------------
--------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.2%)
           AmeriKing, Inc.
            13%, Cum. Exchangeable                   20,638        454,036
                                                              ------------
--------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.3%)
           e. spire Communications, Inc.
            12.75%                                      318        127,200
           Intermedia Communications, Inc.
            13.5% Exchangeable, Series B              3,506        347,094
      (1)   7% Jr. Convertible, Series E             44,000        814,000
      (5)  NEXTLINK Communications, Inc.
            14% Cum. Exchangeable                    13,400        683,400
                                                   Shares/
                                                    Units        Value
--------------------------------------------------------------------------
           Nextel Communications, Inc.
            13% Exchangeable, Series D                1,027   $  1,109,160
           Rural Cellular Corp.
            11.375% Sr. Exchangeable                    293        293,732
                                                              ------------
           GROUP TOTAL                                           3,374,586
                                                              ------------
--------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
  (Cost $13,705,624)                                            10,357,472
                                                              ------------
RIGHTS (0.1%)
--------------------------------------------------------------------------
   (5)(6)  Primestar, Inc.
            Share Appreciation Right expiring
            5/10/00                                   6,562         88,706
      (5)  Terex Corp.
            expiring 5/15/02                          6,000         84,000
--------------------------------------------------------------------------
TOTAL RIGHTS
  (Cost $0)                                                        172,706
                                                              ------------
--------------------------------------------------------------------------
-----------------
WARRANTS (0.3%)
--------------------------------------------------------------------------
      (5)  Ampex Corp.
            expiring 3/15/03                         25,500         17,595
   (1)(5)  Australis Holdings Pty. Ltd.
            expiring 10/30/01                         2,250             23
      (5)  Capital Gaming International, Inc.
            expiring 12/31/03                            17              0
      (5)  CHC Helicopter Corp.
            expiring 12/15/00                         6,000          6,000
      (5)  CHI Energy, Inc.:
            Series B, expiring 11/8/03                7,578         18,195
            Series C, expiring 11/8/05                4,919         11,811
   (1)(5)  Cookies U.S.A., Inc.
            expiring 1/15/01                            225              0
      (5)  County Seat Stores, Inc.
            expiring 10/15/98                         1,520             15
      (5)  Crown Packaging Holdings, Ltd.
            expiring 11/1/03                          2,000            100
      (5)  Dairy Mart Convenience Stores, Inc.
            expiring 12/1/01                         11,665          4,083
      (5)  Decrane Aircraft Holdings
            expiring 9/30/08                            800              0
   (1)(5)  DIVA Systems Corp.:
            expiring 5/15/06                          1,925        465,850
           expiring 3/1/08                            8,325         66,600
   (1)(5)  DTI Holdings, Inc.
            expiring 3/1/08                           9,250             93
           Elsinore Corp.
            expiring 12/31/25                        79,941              0
           Golden Ocean Group, Ltd.
            expiring 8/31/01                          1,032              0
   (1)(5)  Hemmeter Enterprises, Inc.
            expiring 12/15/99                         9,000              0
      (5)  HF Holdings, Inc.
            expiring 07/15/02                         9,752         97,520
   (1)(5)  IHF Capital, Inc.
            expiring 11/14/99                           500              5
   (1)(5)  InterAct Systems, Inc.
            expiring 8/1/03                             750              0
      (5)  Isle of Capri Casinos, Inc.
            expiring 5/3/01                           2,646             26

                                                   Shares/
                                                    Units        Value
--------------------------------------------------------------------------
   (1)(5)  Key Energy Services
            expiring 1/15/09                          1,250   $     25,000
      (5)  McCaw International Ltd.
            expiring 4/15/07                          1,000          2,500
   (1)(5)  Mentus Media Corp.
            expiring 2/1/08                           3,984             40
      (5)  PLD Telekom, Inc.
            expiring 6/01/06                          1,610         64,400
      (5)  Source Media, Inc.
            expiring 11/1/07                         30,731        149,815
   (1)(5)  Star Choice Communications, Inc.
            expiring 12/5/05                         11,580         18,915
      (5)  Startec Global Communications Corp
            expiring 5/15/08                            750            750
      (5)  United International Holdings
            expiring 11/15/99                         2,950          8,850
      (5)  Wright Medical Technology
            expiring 6/30/03                            618              6
--------------------------------------------------------------------------
TOTAL WARRANTS
  (Cost $3,065,685)                                                958,192
                                                              ------------
--------------------------------------------------------------------------
TOTAL DOMESTIC SECURITIES
  (Cost $274,318,103)                                          244,648,028
                                                              ------------
--------------------------------------------------------------------------
']

--------------------------------------------------------------------------
-----------------
                                                     Face
                                         Moody's    Amount
                                         Ratings    (000)
FOREIGN SECURITIES (1.2%)
--------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (1.1%)
--------------------------------------------------------------------------
-----------------
FINLAND (0.1%)
      (4)  Okobank Perpetual
            Medium Term Notes
            5.739%, 9/29/49                 A3     USD$ 140        134,400
                                                              ------------
--------------------------------------------------------------------------
-----------------
FRANCE (0.1%)
      (4)  Credit Lyonnais Paris
            6.8125%, 9/19/49              Baa2      USD 210        192,150
           L'Auxiliare du Credit
            Foncier de France
            Gtd. Sub. Notes
            6.00%, 10/22/02               Baa3      USD 150        144,000
                                                              ------------
           GROUP TOTAL                                             336,150
                                                              ------------
--------------------------------------------------------------------------
-----------------
JAPAN (0.1%)
      (4)  Fuji Bank (Cayman), Ltd.
            Perpetual Gtd. Notes
            7.30%, 3/29/49                Baa2      USD 370        340,400
                                                              ------------
--------------------------------------------------------------------------
-----------------
NETHERLANDS (0.5%)
      (3)  CompleTelecom Europe N.V.
            Units
            0.00%, 2/15/09                Caa2      USD 650        331,500
      (1)  United Pan-Europe
            Communications N.V.
            Sr. Notes
            10.875%, 8/1/09                 B2      USD 850        856,375
                                                              ------------
           GROUP TOTAL                                           1,187,875
                                                              ------------
--------------------------------------------------------------------------
-----------------
                                                     Face
                                         Moody's    Amount
                                         Ratings    (000)        Value
--------------------------------------------------------------------------
SWEDEN (0.3%)
      (4)  ForeningsSparbanken AB:
            Perpetual Jr. Sub. Medium
            Term Notes
            6.2625%, 12/29/49             Baa2     USD$ 500   $    489,375
           Skandinaviska Enskilda
            Banken AB
            Perpetual Sub. Notes
            6.625%, 3/29/49               Baa1      USD 400        394,872
                                                              ------------
           GROUP TOTAL                                             884,247
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $2,936,623)                                              2,883,072
                                                              ------------
--------------------------------------------------------------------------
GOVERNMENT OBLIGATION (0.1%)
--------------------------------------------------------------------------
-----------------
POLAND (0.1%)
           Republic of Poland
            Past Due Interest Bonds
            5.00%, 10/27/14
            (Cost $203,588)               Baa3      USD 215        189,200
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $3,140,211)                                              3,072,272
                                                              ------------
--------------------------------------------------------------------------
-----------------
TIME DEPOSITS (0.2%)
  (Cost $416,000)                                                  416,000
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (98.2%)
  (Cost $277,874,314)                                          248,136,300
                                                              ------------
--------------------------------------------------------------------------
-----------------
OTHER ASSETS IN EXCESS OF LIABILITIES (1.8%)
                                                                 4,629,686
                                                              ------------
--------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
           Applicable to 34,708,369 issued and outstanding
            $.001 par value shares (authorized 1000,000,000
            shares)                                           $252,765,986
                                                              ============
==========================================================================

N/R--Not Rated.
STRIPS--Separate Trading of Registered Interest and Principal Securities.
TIPS--Treasury Inflation Protected Securities.
TBA--Security is subject to delayed delivery.
(1)  144A Security. Certain conditions for public sale may exist.
(2)  Defaulted security.
(3) Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
(4) Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at September 30, 1999.
(5)  Non-income producing security.
(6) Restricted as to private and public resale. Total cost of restricted securities at September 30, 1999 aggregated $2,075,192. Total market value of restricted securities owned at September 30, 1999 was $2,258,348 or 0.8% of net assets.
(7) Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

DESCRIPTION OF INVESTLINK-SM-* PROGRAM

---------

The InvestLink-SM- Program is sponsored and administered by BankBoston, N.A., not by Credit Suisse Asset Management Income Fund, Inc. (the "Fund"). BankBoston, N.A. will act as program administrator (the "Program Administrator") of the InvestLink-SM- Program (the "Program"). The purpose of the Program is to provide interested investors with a simple and convenient way to invest funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.

    An interested investor may join the Program at any time. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.

    A participant will be assessed certain charges in connection with his participation in the Program. First-time investors will be subject to an initial service charge which will be deducted from their initial cash deposit. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.

    The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund's common stock in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.

    The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period.

    BankBoston, N.A., as Program Administrator, administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as the fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.

    If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.

    Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.

    A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.

    Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including fractional Shares) credited to participants' Program accounts.

Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.

    All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such Shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.

    A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.

    The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.

    The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the Program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all of his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgment and research.

    While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.

    Any interested investor may participate in the Program. To participate in the Program, an investor who is not already a registered owner of the Shares must make an initial investment of at least $250.00. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested investor may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including the terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers: First Time Investors--(888) 697-8026; Current Shareholders--(800) 730-6001. All
correspondence regarding the Program should be directed to: BankBoston, N.A., InvestLink Program, P.O. Box 8040, Boston, MA 02266-8040.

------------------------------------------------------

*InvestLink is a service mark of Boston EquiServe Limited Partnership.

        4946-AR-99